LAUDUS TRUST

Laudus Rosenberg U.S. Equity Funds
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund
Laudus Rosenberg Long/Short Equity Fund

Laudus Rosenberg International Equity Funds
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund

Supplement dated March 27, 2009 to the
Prospectus dated July 31, 2008, as supplemented December 15, 2008 and February 27, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 27, 2009, the Laudus Rosenberg U.S. Large Capitalization Growth Fund (“Large Cap Growth Fund”) reorganized into the Laudus Rosenberg U.S. Large Capitalization Fund.

Accordingly, all references to the Large Cap Growth Fund in the Prospectus are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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